Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2012
Entity Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	duwf
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2012
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEIX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEJX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEKX
Dynamic Global Growth Fund Prospectus | Dynamic Global Growth Fund | Dynamic Global Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGGX
Dynamic World Growth Fund Prospectus | Dynamic World Growth Fund | Dynamic World Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGNX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGIX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGJX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGKX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGVX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGWX
Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund | Dynamic Discovery Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGDX
Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund | Dynamic Discovery Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGEX
Dynamic Gold &amp;amp;amp;amp; Precious Metals Fund Prospectus | Dynamic Gold &amp;amp;amp;amp; Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGOX
Dynamic Gold &amp;amp;amp;amp; Precious Metals Fund Prospectus | Dynamic Gold &amp;amp;amp;amp; Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGPX
Dynamic Gold &amp;amp;amp;amp; Precious Metals Fund Prospectus | Dynamic Gold &amp;amp;amp;amp; Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Institutional Shares

Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGQX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUHX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUIX